AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2023
	Shares	Value
Common Stocks - 101.2%
Communication Services - 7.7%
Arabian Contracting Services Co. (Saudi Arabia)	400	$22,064
Converge ICT Solutions, Inc. (Philippines)*	129,200	21,889
KINX, Inc. (South Korea)	800	46,128
Megacable Holdings SAB de CV (Mexico)	8,100	17,894
Railtel Corp. of India, Ltd. (India)	9,200	24,746

Total Communication Services		132,721
Consumer Discretionary - 18.1%
Alamar Foods (Saudi Arabia)	800	26,493
Apollo Tyres, Ltd. (India)	3,800	16,839
Arcos Dorados Holdings, Inc., Class A (Uruguay)	2,200	20,812
China Automotive Engineering Research Institute Co., Ltd., Class A (China)	4,900	13,629
Despegar.com Corp. (Argentina)*	2,700	19,575
JUMBO SA (Greece)	800	21,991
Kalyan Jewellers India, Ltd. (India)	11,863	32,412
Minor International PCL (Thailand)	21,800	18,709
momo.com, Inc. (Taiwan)	35	550
MR DIY Group M Bhd (Malaysia)[1]	64,400	20,685
OPAP, S.A. (Greece)	1,200	20,090
Raymond, Ltd. (India)	1,100	23,903
Restaurant Brands Asia, Ltd. (India)*	10,923	16,378
Tam Jai International Co., Ltd. (Hong Kong)	115,400	19,854
Varroc Engineering, Ltd. (India)*,1	4,000	23,375
Xtep International Holdings, Ltd. (China)	18,700	17,224

Total Consumer Discretionary		312,519
Consumer Staples - 4.8%
Al-Dawaa Medical Services Co. (Saudi Arabia)	600	15,237
Coca-Cola Icecek A.S. (Turkey)	1,400	20,141
Dada Nexus, Ltd., ADR (China)*	2,700	12,015
Fraser & Neave Holdings Bhd (Malaysia)	3,300	17,766
Universal Robina Corp. (Philippines)	8,500	17,862

Total Consumer Staples		83,021
Energy - 1.9%
AKR Corporindo Tbk PT (Indonesia)	333,000	33,250
Financials - 13.4%
Bangkok Commercial Asset Management PCL (Thailand)	55,700	16,000
BSE, Ltd. (India)	1,200	18,720
Central Depository Services India, Ltd. (India)	1,400	22,876
The Co. for Cooperative Insurance (Saudi Arabia)	600	20,158
Green World FinTech Service Co., Ltd. (Taiwan)	2,387	31,252
	Shares	Value

Kfin Technologies, Ltd. (India)*	3,100	$17,500
One 97 Communications, Ltd. (India)*	2,000	20,602
PB Fintech, Ltd. (India)*	2,800	25,722
Prudent Corporate Advisory Services, Ltd. (India)	1,800	24,117
Tracxn Technologies, Ltd. (India)*	16,281	14,003
Yeahka, Ltd. (China)*	10,500	19,734

Total Financials		230,684
Health Care - 12.2%
Arrail Group, Ltd. (China)*,1	19,700	19,471
Bio Plus Co., Ltd. (South Korea)	4,800	25,074
Bora Pharmaceuticals Co., Ltd. (Taiwan)	1,039	20,664
Caregen Co., Ltd. (South Korea)	200	5,742
CM Hospitalar, S.A. (Brazil)	5,700	19,017
Hypera, S.A. (Brazil)	2,400	17,790
Jeisys Medical, Inc. (South Korea)*	2,400	21,373
Jinxin Fertility Group, Ltd. (China)*,1	38,100	18,138
Lotus Pharmaceutical Co., Ltd. (Taiwan)	2,800	20,687
Shanghai Kindly Medical Instruments Co., Ltd., Class H (China)	3,800	14,270
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd. (China)*	400	3,913
T&L Co., Ltd. (South Korea)	600	19,056
Universal Vision Biotechnology Co., Ltd. (Taiwan)	556	5,794

Total Health Care		210,989
Industrials - 12.1%
Allcargo Logistics, Ltd. (India)	5,200	17,042
Allcargo Terminals, Ltd. (India)	13,900	5,716
Container Corp. Of India, Ltd. (India)	200	1,720
Cowintech Co., Ltd. (South Korea)	836	22,096
Frontken Corp. Bhd (Malaysia)	23,700	15,853
GMM Pfaudler, Ltd. (India)	1,100	24,629
Grupo Traxion SAB de CV (Mexico)*,1	13,800	23,391
Hanwha Aerospace Co., Ltd. (South Korea)	200	15,478
InPost, S.A. (Poland)*	1,500	17,389
LIG Nex1 Co., Ltd. (South Korea)	300	19,508
Maharah Human Resources Co. (Saudi Arabia)	1,560	27,599
Praj Industries, Ltd. (India)	2,700	19,035

Total Industrials		209,456
Information Technology - 22.6%
Accton Technology Corp. (Taiwan)	300	4,603
Alchip Technologies, Ltd. (Taiwan)	300	25,146
Andes Technology Corp. (Taiwan)	2,200	27,051
Brogent Technologies, Inc. (Taiwan)	3,700	13,082
Chinasoft International, Ltd. (China)	37,800	26,815

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 22.6% (continued)
Cyient, Ltd. (India)	1,200	$24,440
eCloudvalley Digital Technology Co., Ltd. (Taiwan)	6,851	25,759
Elite Material Co., Ltd. (Taiwan)	1,000	13,299
Eo Technics Co., Ltd. (South Korea)	100	10,357
Intellian Technologies, Inc. (South Korea)	453	27,486
Locaweb Servicos de Internet, S.A. (Brazil)[1]	17,400	22,258
M31 Technology Corp. (Taiwan)	900	22,413
Metrodata Electronics Tbk PT (Indonesia)	848,800	27,241
Route Mobile, Ltd. (India)	1,082	20,666
SOLUM Co., Ltd. (South Korea)*	1,100	25,143
Text S.A. (Poland)	300	9,966
TOTVS, S.A. (Brazil)	3,059	16,383
Venustech Group, Inc., Class A (China)	3,900	15,074
WinWay Technology Co., Ltd. (Taiwan)	1,000	21,078
WONIK IPS Co., Ltd. (South Korea)	500	11,832

Total Information Technology		390,092
Materials - 5.2%
EPL, Ltd. (India)	10,000	22,447
	Shares	Value

NANOTIM Corp. (South Korea)*	1,800	$20,827
Samator Indo Gas Tbk PT (Indonesia)	214,000	24,647
SKC Co., Ltd. (South Korea)	400	22,457

Total Materials		90,378
Real Estate - 3.2%
Cencosud Shopping, S.A. (Chile)	9,952	15,119
Corp. Inmobiliaria Vesta SAB de CV (Mexico)	4,600	15,140
Multiplan Empreendimentos Imobiliarios, S.A. (Brazil)	3,400	16,674
TransIndia Real Estate, Ltd. (India)*	13,900	7,281

Total Real Estate		54,214

Total Common Stocks (Cost $1,563,499)		1,747,324
Total Investments - 101.2% (Cost $1,563,499)		1,747,324
Other Assets, less Liabilities - (1.2)%		(20,197)
Net Assets - 100.0%		$1,727,127

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the value of these securities amounted to $127,318 or 7.4% of net assets.

ADR	American Depositary Receipt

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$65,882	$324,210	—	$390,092
Consumer Discretionary	107,580	204,939	—	312,519
Financials	20,158	210,526	—	230,684
Health Care	80,855	130,134	—	210,989
Industrials	29,107	180,349	—	209,456
Communication Services	17,894	114,827	—	132,721
Materials	24,647	65,731	—	90,378
Consumer Staples	12,015	71,006	—	83,021
Real Estate	54,214	—	—	54,214
Energy	—	33,250	—	33,250
Total Investment in Securities	$412,352	$1,334,972	—	$1,747,324

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2023, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at September 30, 2023, was as follows:
Country	% of Long-Term Investments
Argentina	1.1
Brazil	5.3
Chile	0.9
China	9.2
Greece	2.4
Hong Kong	1.1
India	24.3
Indonesia	4.9
Malaysia	3.1
Mexico	3.2
Country	% of Long-Term Investments
Philippines	2.3
Poland	1.6
Saudi Arabia	6.4
South Korea	16.7
Taiwan	13.2
Thailand	2.0
Turkey	1.1
Uruguay	1.2
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.